9. COMMITMENTS AND CONTINGENCIES (Details) (Broward County, Florida [Member], USD $)	Sep. 30, 2012
Broward County, Florida [Member]
Future minimum rental payments required under operating lease
Period ending December 31, 2012	$ 13,141
Period ending December 31, 2013	53,027
Thereafter	$ 31,311